Summary of Significant Accounting Policies - Provisions for Sales Returns and Allowances (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 806.8	$ 427.0	$ 418.6
Add: Actavis Acquisition (revised)	634.8
Provision related to sales	3,647.5	2,848.4	2,227.5
Credits and payments	(3,640.4)	(2,468.6)	(2,219.1)
Balance at end of period	1,448.7	806.8	427.0
Chargebacks [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	160.9	100.8	117.4
Add: Actavis Acquisition (revised)	94.3
Provision related to sales	1,522.4	1,308.1	1,175.5
Credits and payments	(1,566.1)	(1,248.0)	(1,192.1)
Balance at end of period	211.5	160.9	100.8
Rebates [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	489.0	219.9	188.4
Add: Actavis Acquisition (revised)	359.4
Provision related to sales	1,484.4	1,113.2	755.0
Credits and payments	(1,482.0)	(844.1)	(723.5)
Balance at end of period	850.8	489.0	219.9
Returns and Other Allowances [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	122.0	89.3	97.5
Add: Actavis Acquisition (revised)	171.4
Provision related to sales	485.5	306.6	206.5
Credits and payments	(429.4)	(273.9)	(214.7)
Balance at end of period	349.5	122.0	89.3
Cash Discounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	34.9	17.0	15.3
Add: Actavis Acquisition (revised)	9.7
Provision related to sales	155.2	120.5	90.5
Credits and payments	(162.9)	(102.6)	(88.8)
Balance at end of period	$ 36.9	$ 34.9	$ 17.0